Pensions and Post-Employment Benefits - Schedule of Reconciliations of the Actuarial Benefits Obligations, Pension Plan Assets, And Liabilities Recognized in the Balance Sheet (Detail) - USD ($)
$ in Millions
	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	Jan. 01, 2018	[1]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	$ 2,454	$ 2,867
Service cost	12	13		$ 14
Interest cost	83	88
Actuarial (gains) losses	275	(265)
Additions through business combinations		6
Settlements and curtailments	(3)
Reduction from disposal of assets	(2)
Plan amendments	1	9
Benefits paid	(148)	(151)
Foreign currency translation	66	(113)
Projected benefit obligation at end of the period	2,738	2,454		2,867
Fair value of plan assets at beginning of the period	1,487	1,663
Return on plan assets	44	48
Actuarial gains (losses)	65	(89)
Employer contributions	110	86
Reduction for disposal of assets	(1)
Benefits paid	(148)	(151)
Foreign currency translation	43	(70)
Fair value of plan assets at end of the period	1,600	1,487		1,663
Net projected liability in the statement of financial position	1,138	967	[1]		$ 1,204
Pension defined benefit plans [member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	2,375	2,794
Service cost	10	10		12
Interest cost	78	83
Actuarial (gains) losses	268	(265)
Settlements and curtailments	(3)
Reduction from disposal of assets	(2)
Plan amendments	1	9
Benefits paid	(141)	(146)
Foreign currency translation	65	(110)
Projected benefit obligation at end of the period	2,651	2,375		2,794
Fair value of plan assets at beginning of the period	1,486	1,662
Return on plan assets	44	48
Actuarial gains (losses)	65	(89)
Employer contributions	103	81
Reduction for disposal of assets	(1)
Benefits paid	(141)	(146)
Foreign currency translation	43	(70)
Fair value of plan assets at end of the period	1,599	1,486		1,662
Net projected liability in the statement of financial position	1,052	889
Other Benefits Plans [Member]
Disclosure of defined benefit plans [line items]
Projected benefit obligation at beginning of the period	79	73
Service cost	2	3		2
Interest cost	5	5
Actuarial (gains) losses	7
Additions through business combinations		6
Benefits paid	(7)	(5)
Foreign currency translation	1	(3)
Projected benefit obligation at end of the period	87	79		73
Fair value of plan assets at beginning of the period	1	1
Employer contributions	7	5
Benefits paid	(7)	(5)
Fair value of plan assets at end of the period	1	1		$ 1
Net projected liability in the statement of financial position	$ 86	$ 78

[1]	The Company’s comparative financial statements were re-presented, see note 2.1 for a description of main changes.